Schedule of expenses by nature (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Employee Costs	$ 2,707,685
Rent	20,027
Depreciation, amortization and impairment	358,933
Professional fees	685,000
Other expenses	1,325,990	564,265
Expenses by nature	$ 5,097,635	$ 564,265